Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Equity Option [Member]
Related Party Transactions [Line Items]
Fair value of stock options (in Dollars)		$ 915
Vesting period		1-4-year
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
RSUs granted		4,757,929
Fair value of stock options (in Dollars)		$ 1,360
Vesting period		1-4-years
Board of Directors Chairman [Member] | Equity Option [Member]
Related Party Transactions [Line Items]
Granted stock options	46,960	836,385
Weighted average exercise price (in Dollars per share)		$ 2.36
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
RSUs granted	60,795	610,449